Leases, Commitments, and Contingencies - Schedule Of Impact Of Adoption Of The Standard On Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets
Land, buildings, and equipment	$ 4,516		$ 21,731
Operating lease right-of-use assets	13,615		0
Liabilities and stockholders' equity
Current portion of financing lease obligations	97		370
Other current liabilities	479		191
Financing lease obligations	0		17,506
Operating lease obligations	13,447		0
Accumulated deficit	$ (212,151)		(196,092)
Accounting Standards Update 2016-02 [Member]
Assets
Operating lease right-of-use assets		$ 14,100
Liabilities and stockholders' equity
Operating lease obligations		$ 14,100
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Assets
Land, buildings, and equipment			5,188
Operating lease right-of-use assets			14,090
Total assets			19,278
Liabilities and stockholders' equity
Current portion of financing lease obligations			366
Other current liabilities			467
Financing lease obligations			135
Operating lease obligations			13,814
Accumulated deficit			(195,260)
Total liabilities and stockholders' equity			(180,478)
Accounting Standards Update 2016-02 [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets
Land, buildings, and equipment			(16,543)
Operating lease right-of-use assets			14,090
Total assets			(2,453)
Liabilities and stockholders' equity
Current portion of financing lease obligations			(4)
Other current liabilities			276
Financing lease obligations			(17,371)
Operating lease obligations			13,814
Accumulated deficit			832
Total liabilities and stockholders' equity			(2,453)
Accounting Standards Update 2016-02 [Member] | Previously Reported [Member]
Assets
Land, buildings, and equipment			21,731
Operating lease right-of-use assets			0
Total assets			21,731
Liabilities and stockholders' equity
Current portion of financing lease obligations			370
Other current liabilities			191
Financing lease obligations			17,506
Operating lease obligations			0
Accumulated deficit			(196,092)
Total liabilities and stockholders' equity			$ (178,025)